Shareholder Report	6 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000228717
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class A
Trading Symbol	HOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	Since Inception (July 23, 2021)
Holbrook Income Fund
Without Load	3.73%	7.49%	3.09%
With Load	2.46%	6.18%	2.68%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-2.27%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.71%	6.31%	1.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jul. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,730,771,137	$ 1,730,771,137
Holdings Count | Holding	201	201
Advisory Fees Paid, Amount	$ 6,565,612
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,730,771,137 Number of Portfolio Holdings201 Advisory Fee $6,565,612 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	26.7%
Common Stocks	0.4%
Corporate Bonds	51.0%
Money Market Funds	2.9%
Preferred Stocks	4.0%
U.S. Government & Agencies	15.0%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170313
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Class I
Trading Symbol	HOBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	3.96%	7.80%	5.06%	4.79%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	0.92%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.71%	6.31%	1.54%	1.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jul. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,730,771,137	$ 1,730,771,137
Holdings Count | Holding	201	201
Advisory Fees Paid, Amount	$ 6,565,612
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,730,771,137 Number of Portfolio Holdings201 Advisory Fee $6,565,612 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	26.7%
Common Stocks	0.4%
Corporate Bonds	51.0%
Money Market Funds	2.9%
Preferred Stocks	4.0%
U.S. Government & Agencies	15.0%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000170314
Shareholder Report [Line Items]
Fund Name	Holbrook Income Fund
Class Name	Investor Class
Trading Symbol	HOBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	1.54%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	3.70%	7.24%	4.55%	4.27%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	0.92%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.71%	6.31%	1.54%	1.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jul. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,730,771,137	$ 1,730,771,137
Holdings Count | Holding	201	201
Advisory Fees Paid, Amount	$ 6,565,612
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,730,771,137 Number of Portfolio Holdings201 Advisory Fee $6,565,612 Portfolio Turnover18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	26.7%
Common Stocks	0.4%
Corporate Bonds	51.0%
Money Market Funds	2.9%
Preferred Stocks	4.0%
U.S. Government & Agencies	15.0%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234271
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class A
Trading Symbol	HOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.64%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund
Without Load	4.10%	10.83%	9.23%
With Load	1.72%	8.38%	8.24%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	1.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 447,049,214	$ 447,049,214
Holdings Count | Holding	142	142
Advisory Fees Paid, Amount	$ 2,093,889
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$447,049,214 Number of Portfolio Holdings142 Advisory Fee $2,093,889 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.7%
Collateralized Mortgage Obligations	4.3%
Corporate Bonds	0.7%
Money Market Funds	4.3%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234272
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Class I
Trading Symbol	HOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	4.34%	11.11%	9.56%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	1.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 447,049,214	$ 447,049,214
Holdings Count | Holding	142	142
Advisory Fees Paid, Amount	$ 2,093,889
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$447,049,214 Number of Portfolio Holdings142 Advisory Fee $2,093,889 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.7%
Collateralized Mortgage Obligations	4.3%
Corporate Bonds	0.7%
Money Market Funds	4.3%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources
C000234270
Shareholder Report [Line Items]
Fund Name	Holbrook Structured Income Fund
Class Name	Investor Class
Trading Symbol	HOSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.
Additional Information Phone Number	1-877-345-8646
Additional Information Website	https://www.holbrookfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$97	1.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	4.08%	10.69%	9.07%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	1.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 447,049,214	$ 447,049,214
Holdings Count | Holding	142	142
Advisory Fees Paid, Amount	$ 2,093,889
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$447,049,214 Number of Portfolio Holdings142 Advisory Fee $2,093,889 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.7%
Collateralized Mortgage Obligations	4.3%
Corporate Bonds	0.7%
Money Market Funds	4.3%

Updated Prospectus Web Address	https://www.holbrookfunds.com/resources